SHARE-BASED COMPENSATION Non-vested award activity disclosure (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested beginning (in shares)	1,889
Granted (in shares)	1,200
Vested (in shares)	(855)
Forfeited (in shares)	(129)
Change in LTPP shares vested in the year due to performance conditions	31
Change in LTPP shares vested in the year- Weighted Average Grant Date Fair Value	$ 111
Non-vested ending (in shares)	2,136	1,889
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Non-vested at beginning of period -Weighted Average Grant Price (in dollars per share)	$ 136
Granted - Weighted Average Grant Price (in dollars per share)	126
Vested- Weighted Average Grant Price (in dollars per share)	121
Foreited- Weighted Average Grant Price (in dollars per share)	139
Non-vested at end of period -Weighted Average Grant Price (in dollars per share)	$ 136	$ 136
Unrecognized share-based compensation costs for non-vested restricted stock awards, net of expected forfeitures	$ 129
Weighted-average period non-vested restricted stock awards are expected to be amortized over (in years)	2 years 1 month 6 days
Total fair value of restricted stock awards vested	$ 103	$ 99	$ 89